Risk Management - Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	R 623,792	R 341,969
Lease obligations	326,407	217,990
Trade and other payables	522,978	414,147
Loan from a related party	85	138
Bank overdraft	407,668	205,299
Less than 1 year [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	83,386	306,556
Lease obligations	141,305	84,398
Trade and other payables	522,978	414,147
Loan from a related party	85	138
Bank overdraft	407,668	205,299
2 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	79,288	6,355
Lease obligations	113,304	69,922
Trade and other payables
Loan from a related party
Bank overdraft
3 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	75,643	6,355
Lease obligations	61,317	46,061
Trade and other payables
Loan from a related party
Bank overdraft
4 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	72,243	6,289
Lease obligations	9,218	16,821
Trade and other payables
Loan from a related party
Bank overdraft
5 years or more [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	313,232	16,414
Lease obligations	1,263	788
Trade and other payables
Loan from a related party
Bank overdraft